Description of the Plan - Summary of Percentage of Compensation the Company Contributes (Details) - EBP 003		12 Months Ended
	Dec. 16, 2024	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Contribution percentage	5.00%
Younger than 40
EBP, Description of Plan [Line Items]
Contribution percentage		3.00%
40-49
EBP, Description of Plan [Line Items]
Contribution percentage		4.00%
50 or Older
EBP, Description of Plan [Line Items]
Contribution percentage		5.00%